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                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                                SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

          Report for the Calendar Year or Quarter Ended December 31, 2001

                (Please read instructions before preparing form)
                         If amended report check here:


Name of Institutional Investment Manager:
Highland Capital Holding Corporation

Business Address:
Two Metroplex Dr., Ste. 220        Birmingham        AL          35209
Street                             City              State       Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
W. Todd Carlisle, 205-263-4400 Exec. V.P. & Secy.

ATTENTION: Intentional misstatements or omissions of facts constitute Federal
           Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Birmingham and State of Alabama on the 13th day of February 2002.

                                    Highland Capital Holding Corporation
                                    (Name of Institutional Investment Manager)

                                    /s/ W. Todd Carlisle
                                    (Manual Signature of Person Duly Authorized
                                              to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1.
2.
3.
4.

Capital Strategies Advisors, Inc., a wholly-owned subsidiary of Highland Capital Holding Corporation, files Form 13F. Highland Capital Holding Corporation has no reportable securities to report other than those contained in Capital Strategies Advisors, Inc.'s Form 13F.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)